SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
ROU assets	$ 119,429	$ 196,435
Total lease payment liability	103,396	188,937
Restatement | ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
ROU assets	119,425	196,435
Total lease payment liability	$ 103,396	$ 188,937